TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
TRADE ACCOUNTS RECEIVABLE
7.    TRADE ACCOUNTS RECEIVABLE
7.1.Breakdown of balances

	December 31, 2023	December 31, 2022

Domestic customers
Third parties	1,785,157	1,915,745
Related parties (Note 11) (1)	45,650	99,608

Foreign customers
Third parties	5,049,609	7,612,768

(-) Expected credit losses	(31,962)	(21,109)
	6,848,454	9,607,012

(1)The balance refers to transactions with Ibema Companhia Brasileira de Papel.
The Company carries out factoring transactions for certain customer receivables where transfers the control and all risks and rewards related to these receivables to the counterparty, so these receivables are derecognized from accounts receivable in the balance sheet. This transaction refers to an additional cash generation opportunity and is therefore classified as a financial asset measured at amortized cost. The impact of these factoring transactions on the accounts receivable as of December 31, 2023, was R$4,273,623 (R$6,889,492 as of December 31, 2022).
7.2.Breakdown of trade accounts receivable by maturity

	December 31, 2023	December 31, 2022

Current	5,904,402	8,652,376
Overdue
Up to 30 days	644,644	777,150
From 31 to 60 days	57,395	74,253
From 61 to 90 days	97,639	54,784
From 91 to 120 days	40,533	20,975
From 121 to 180 days	34,708	18,945
From 181 days	69,133	8,529
	6,848,454	9,607,012
7.3.Roll-forward of expected credit losses

	December 31, 2023	December 31, 2022

Opening balance	(21,109)	(34,763)
Additions	(38,775)	(5,228)
Reversals	3,573	3,576
Write-offs	24,230	12,355
Exchange rate variations	119	2,951
Closing balance	(31,962)	(21,109)
The Company maintains guarantees for overdue receivables as part of its commercial operations, through credit insurance policies, letters of credit and other guarantees. These guarantees avoid the need to recognize expected credit losses, in accordance with the Company’s credit policy.
7.4.Main customers
The Company has 1 (one) customer responsible for 10.27% of the net sales of pulp segment on December 31, 2023 (10.67% on December 31, 2022) and no main customer responsible for more than 10% of the net sales of paper segment on December 31, 2023 and 2022.